ACCOUNTS RECEIVABLE, NET	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.     ACCOUNTS RECEIVABLE, NET

Accounts receivable include a portion of bundled lease arrangements on fixed minimum monthly payments to be paid by the automobile purchasers arising from automobile sales and services fees, net of unearned interest income, discounted using the Company’s lease pricing interest rates.

As of December 31, 2022 and March 31, 2022, accounts receivables were comprised of the following:

	December 31,	March 31,
	2022	2022
	(Unaudited)
Receivables of automobile sales due from automobile purchasers	$107,246	$392,530
Receivables of service fees due from automobile purchasers	15,949	17,350
Receivables of online ride hailing fees from online ride-hailing drivers	46,848	121,116
Receivables of operating lease	34,720	—
Less: Allowance for doubtful accounts	—	(112,905)
Accounts receivable, net	$204,763	$418,091
Accounts receivable, net, current portion	$204,763	$418,022
Accounts receivable, net, non-current portion	$—	$69

Movement of allowance for doubtful accounts for December 31, 2022 and March 31, 2022 are as follows:

	December 31,	March 31,
	2022	2022
	(Unaudited)
Beginning balance	$112,905	$78,167
Addition	3,392	153,988
Write off	(107,820)	(44,227)
Deconsolidation of Jinkailong	—	(76,428)
Translation adjustment	(8,477)	1,405
Ending balance	$—	$112,905

6.     ACCOUNTS RECEIVABLE, NET

Accounts receivable include a portion of bundled lease arrangements on fixed minimum monthly payments to be paid by the automobile purchasers arising from automobile sales and services fees, net of unearned interest income, discounted using the Company’s lease pricing interest rates.

As of March 31, 2022 and March 31, 2021, accounts receivable were comprised of the following:

	March 31,	March 31,
	2022	2021
Receivables of automobile sales due from automobile purchasers	$392,530	$760,126
Receivables of service fees due from automobile purchasers	17,350	731,962
Receivables of online ride hailing fees from online ride-hailing drivers	121,116	162,197
Receivables of operating lease	—	170,707
Less: Unearned interest	—	(40,447)
Less: Allowance for doubtful accounts	(112,905)	(78,167)
Accounts receivable, net	418,091	1,706,378
Accounts receivable, net – discontinued operations	—	(1,142,404)
Accounts receivable, net – continuing operations	$418,091	$563,974

Accounts receivable, net, current portion – continuing operations	$418,022	$502,031
Accounts receivable, net, non-current portion – continuing operations	69	61,943
Accounts receivable, net, current portion – discontinued operations	—	935,164
Accounts receivable, net, non-current portion – discontinued operations	$—	$207,240

Movement of allowance for doubtful accounts for March 31, 2022 and March 31, 2021 are as follows:

	March 31,	March 31,
	2022	2021
Beginning balance	$78,167	$379,689
Addition	153,988	374,785
Recovery	—	(209,723)
Write off	(44,227)	(485,384)
Deconsolidation of Jinkailong	(76,428)	—
Translation adjustment	1,405	18,800
Ending balance	$112,905	$78,167